Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 292	$ 327	$ 816	$ 640
Total Capital Expenditures	294	18,558	823	18,871
Oil Sands Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	224	215	542	387
Acquisition Capital		11,604		11,604
Deep Basin Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	26	13	171	13
Acquisition Capital	2	6,627	7	6,627
Conventional Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	(2)	50		138
Refining and Marketing Sement [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	35	40	88	86
Corporate And Eliminations Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 9	$ 9	$ 15	$ 16